Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Liabilities

Other liabilities as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Due to customers for contract work	￦	782,968	641,064
Advances received		1,183,108	1,130,910
Unearned revenue		7,121	49,805
Withholdings		221,940	233,981
Firm commitment liability		12,192	24,373
Others		33,590	10,174

	￦	2,240,919	2,090,307

Non-current
Advances received		357,981	148,081
Unearned revenue		18,440	42,992
Others		10,010	59,359

	￦	386,431	250,432